Share-Based Compensation - Assumptions Used in Valuation of Fair Value of Share Options Granted (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, minimum	1.11%	1.10%	1.10%	1.42%	2.37%
Risk-free interest rate, maximum	3.53%	3.13%	3.13%	4.52%	4.53%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Volatility, minimum	39.69%	43.81%	39.97%	49.29%	50.21%
Volatility, maximum	49.75%	52.66%	52.66%	57.46%	63.99%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	6 years	6 years	6 years	6 years	6 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	10 years	10 years	10 years	10 years	10 years